Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Jan. 25, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 15, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	Jun. 29, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000033625
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. AI Enhanced Value Fund $
Account Value	$ 19,687	$ 20,114	$ 19,751	$ 19,044	$ 20,371	$ 19,371	$ 19,776	$ 19,438	$ 18,723	$ 17,652	$ 17,793	$ 17,168	$ 17,883	$ 17,099	$ 16,715		$ 16,771	$ 15,957	$ 14,773	$ 15,457	$ 16,242	$ 16,706	$ 16,108	$ 15,039	$ 15,864	$ 15,696	$ 15,757	$ 16,379	$ 15,654		$ 16,201	$ 15,166	$ 13,818	$ 15,264	$ 15,881	$ 14,928	$ 16,268	$ 15,843	$ 16,565	$ 16,334	$ 16,456	$ 16,875	$ 15,621	$ 15,951	$ 15,528	$ 16,223	$ 15,947	$ 15,935	$ 16,167	$ 15,702	$ 15,311	$ 14,139	$ 13,675	$ 13,595	$ 13,254	$ 11,827	$ 12,080	$ 12,370	$ 12,042	$ 11,710	$ 11,623	$ 11,378	$ 10,162	$ 12,530	$ 13,940	$ 14,433	$ 13,936	$ 13,570	$ 13,478	$ 12,854	$ 13,246	$ 13,103	$ 12,140	$ 13,265	$ 12,942	$ 12,751	$ 12,590	$ 11,601	$ 12,817	$ 12,633	$ 13,438	$ 13,388	$ 13,204	$ 12,789	$ 12,639	$ 12,478	$ 12,328	$ 12,632	$ 13,204	$ 12,804	$ 12,665	$ 12,242	$ 12,128	$ 11,786	$ 11,855	$ 11,710		$ 11,632	$ 11,631	$ 11,662	$ 11,702	$ 11,349	$ 11,253	$ 11,134	$ 10,724	$ 10,904	$ 10,830	$ 10,965	$ 10,608	$ 10,300	$ 10,295	$ 10,296	$ 9,620	$ 9,319	$ 9,528	$ 9,684	$ 9,805	$ 9,018	$ 9,306	$ 9,780	$ 9,785	$ 10,075	$ 10,109	$ 10,000
C000033628
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. High Dividend Fund $
Account Value	$ 23,556	23,652	22,736	22,067	23,675	22,344	21,974	21,733	21,189	19,616	19,757	19,203	19,863	18,724	18,445		18,705	17,795	16,882	17,536	18,041	18,514	17,701	16,896	18,144	18,110	18,605	19,337	18,740		19,348	18,381	16,341	17,770	18,191	17,550	19,090	18,103	18,572	17,904	17,884	17,370	16,129	16,369	16,022	16,760	16,310	16,129	16,375	16,063	15,612	14,390	13,940	14,110	13,783	12,259	12,472	12,847	12,638	12,325	12,442	12,204	11,074	13,249	14,535	14,960	14,652	14,447	14,314	13,707	13,964	13,870	13,099	13,877	13,670	13,480	13,173	12,205	13,365	12,934	13,380	13,358	13,192	12,835	12,654	12,465	12,410	12,542	13,346	13,159	13,034	12,587	12,536	12,246	12,306	12,145		12,094	12,045	12,085	12,148	11,749	11,783	11,470	11,200	11,541	11,517	11,679	11,469	10,993	10,849	10,788	10,053	9,886	9,998	10,016	10,082	9,312	9,437	9,955	9,863	10,121	10,156	10,000
C000033630
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. LargeCap Dividend Fund $
Account Value	$ 28,029	28,862	28,259	27,327	28,773	27,402	27,488	27,062	26,201	25,296	24,852	23,979	24,968	23,977	23,150		22,858	21,886	20,513	21,012	21,845	22,296	21,606	20,456	21,210	20,882	20,688	21,353	20,793		21,604	20,398	18,382	20,049	20,643	19,540	21,124	20,664	21,577	20,884	21,287	21,612	20,250	20,511	19,392	20,362	19,888	19,449	19,374	19,063	18,417	17,227	16,999	17,207	16,644	14,954	15,405	15,893	15,192	14,665	14,575	14,126	12,666	14,682	16,174	16,457	16,005	15,531	15,279	14,793	15,057	14,849	13,886	14,834	14,332	14,132	13,658	12,755	13,998	13,662	14,304	14,212	13,894	13,360	13,302	13,101	13,096	13,410	14,055	13,536	13,367	12,912	12,700	12,419	12,387	12,196		12,127	12,004	11,966	11,987	11,525	11,451	11,157	10,751	10,960	10,967	10,999	10,710	10,494	10,343	10,304	9,645	9,605	9,925	10,052	10,059	9,305	9,468	10,068	9,959	10,213	10,160	10,000
C000042151
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. LargeCap Fund $29,983
Account Value	$ 29,983	31,613	32,027	30,856	31,919	30,064	30,145	29,603	28,962	28,456	27,675	26,573	27,645	26,544	25,341		24,889	23,790	22,020	22,608	23,483	23,946	22,996	21,655	21,807	21,440	20,949	21,525	20,281		21,410	20,212	18,601	20,492	21,216	19,676	21,487	21,276	23,158	22,479	23,140	24,092	22,831	23,174	21,902	23,006	22,379	21,914	21,689	21,372	20,460	19,287	18,765	18,896	18,188	16,207	16,586	17,198	16,158	15,473	15,284	14,631	13,023	15,140	16,641	16,890	16,384	15,760	15,362	14,935	15,323	14,990	13,942	15,076	14,413	14,257	13,828	12,739	14,052	13,855	14,654	14,638	14,214	13,682	13,670	13,426	13,479	13,882	14,423	13,740	13,591	13,122	12,816	12,555	12,476	12,247		12,110	11,973	11,877	11,912	11,395	11,215	10,962	10,397	10,500	10,514	10,428	10,051	10,099	9,949	9,955	9,329	9,299	9,848	10,067	10,041	9,295	9,529	10,149	10,028	10,218	10,122	10,000
C000033631
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. MidCap Dividend Fund $
Account Value	$ 22,372	23,190	23,571	22,905	24,812	22,779	22,876	22,427	22,310	20,805	21,284	20,459	21,566	20,344	19,654		20,072	18,623	17,190	17,864	18,654	19,180	18,231	16,807	17,659	17,652	18,459	19,037	17,609		18,595	17,741	15,973	17,566	17,809	16,411	18,190	17,588	18,514	18,216	18,043	18,489	17,510	17,914	17,129	17,663	17,219	17,233	17,597	17,199	16,506	15,402	14,381	14,202	13,573	11,917	11,684	12,112	11,823	11,382	11,210	10,819	9,623	13,048	14,594	15,012	14,653	14,410	14,207	13,576	14,199	14,083	13,142	14,181	13,803	13,758	13,479	12,163	13,458	13,132	14,095	14,202	13,915	13,571	13,350	12,982	12,874	12,807	13,495	13,260	13,118	12,580	12,444	12,045	12,185	12,087		11,884	12,039	11,999	12,021	11,715	11,544	11,376	10,775	11,045	11,037	11,103	10,777	10,570	10,379	10,298	9,453	9,274	9,596	9,810	9,773	9,143	9,345	9,778	9,661	9,915	9,863	10,000
C000042152
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. MidCap Fund $
Account Value	$ 21,418	22,459	23,187	22,391	24,145	22,018	22,250	22,007	22,207	20,567	21,107	20,329	21,693	20,563	19,859		20,294	18,434	16,829	17,894	18,924	19,514	18,615	16,745	17,278	17,428	18,476	18,874	16,995		18,057	16,979	15,273	16,949	17,461	15,925	17,914	17,545	18,841	18,720	18,342	19,339	18,253	18,589	17,831	18,363	17,971	17,862	18,283	18,028	17,297	16,288	14,996	14,782	13,915	11,927	11,535	11,937	11,389	10,968	10,783	10,203	8,857	12,071	13,502	14,011	13,710	13,306	13,074	12,595	13,245	13,189	12,213	13,475	12,920	13,192	12,654	11,240	12,653	12,284	13,478	13,756	13,340	13,047	12,912	12,481	12,517	12,507	13,186	12,817	12,725	12,210	11,984	11,487	11,609	11,529		11,248	11,415	11,300	11,275	11,077	10,934	10,696	9,839	10,133	10,130	10,030	9,619	9,755	9,599	9,470	8,738	8,586	9,134	9,600	9,511	8,968	9,324	9,831	9,869	9,977	9,904	10,000
C000247879
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. MidCap Quality Growth Fund $10,306
Account Value	$ 10,306	10,717	11,425	10,998	11,924	10,994	11,119	10,970	11,075	10,552	10,676	10,370	11,240	10,769	9,976	$ 10,000
C000189527
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Multifactor Fund $
Account Value	$ 22,528	23,139	23,306	22,461	23,722	21,992	22,024	21,929	21,224	20,407	20,481	19,756	20,821	20,021	19,308		18,772	18,028	16,708	17,077	17,436	17,573	17,152	16,074	16,537	16,546	16,705	17,273	16,543		17,363	16,562	14,943	16,224	16,698	15,814	17,205	16,832	17,730	17,331	17,382	18,130	16,963	17,437	16,731	17,474	17,106	16,840	16,810	16,583	16,164	15,493	15,110	14,974	14,309	13,048	13,273	13,738	13,272	12,633	12,375	11,776	10,374	12,276	13,414	13,381	13,203	12,823	12,657	12,484	12,650	12,480	11,831	12,360	11,988	11,971	11,575	10,791	11,957	11,789	12,601	12,666	12,142	11,811	11,696	11,520	11,390	11,364	11,811	11,270	11,144	10,726	10,532	10,287	10,234	10,028	$ 10,000
C000126584
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Quality Dividend Growth Fund $
Account Value	$ 31,432	32,735	32,703	31,745	33,364	32,074	32,498	31,981	31,059	30,370	29,454	28,321	29,544	28,627	27,499		27,138	25,942	24,042	24,384	25,694	26,143	25,497	23,870	24,172	23,734	23,152	23,656	22,869		23,893	22,552	20,285	22,049	22,790	21,454	22,915	22,817	23,665	23,069	23,661	24,423	22,850	23,004	21,707	22,945	22,524	21,905	21,746	21,391	20,876	19,532	19,319	19,627	19,063	17,283	17,911	18,275	17,133	16,378	16,070	15,445	13,895	15,540	16,986	17,242	16,866	16,261	15,946	15,494	15,675	15,349	14,353	15,488	15,024	14,761	14,149	13,310	14,653	14,309	15,276	15,089	14,675	14,040	14,062	13,680	13,752	14,177	14,792	14,043	13,840	13,231	12,888	12,574	12,463	12,345		12,247	12,046	11,860	11,795	11,276	11,063	10,923	10,468	10,685	10,710	10,778	10,379	10,297	10,182	10,225	9,563	9,436	9,881	10,095	10,087	9,269	9,450	10,068	9,965	10,179	10,067	10,000
C000239901
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Quality Growth Fund $
Account Value	$ 17,542	19,239	20,026	19,650	19,476	18,188	18,204	17,753	17,466	17,865	16,673	15,632	16,386	16,111	14,963		14,576	13,903	12,413	12,644	13,393	13,620	13,150	12,270	11,474	11,306	10,378	10,406	9,347	$ 10,000
C000033632
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Dividend Fund $
Account Value	$ 17,826	18,708	19,247	19,067	20,658	18,721	18,967	18,859	19,086	17,060	17,382	16,725	17,723	16,978	16,678		17,367	15,629	14,413	15,087	15,772	16,287	15,289	14,067	14,688	15,046	16,130	16,342	14,919		15,867	15,162	13,365	14,884	15,652	14,524	15,714	15,206	16,283	16,186	16,125	16,752	15,804	16,088	15,533	16,051	15,760	15,971	16,365	15,879	15,481	14,654	13,499	13,221	12,275	10,660	10,365	10,971	10,539	10,331	10,000	9,903	8,758	11,616	12,921	13,830	13,538	13,262	13,067	12,334	12,926	12,833	12,066	13,252	12,921	13,289	12,767	11,496	12,960	12,733	13,763	14,063	13,801	13,594	13,306	12,749	12,514	12,374	13,151	13,174	13,218	12,693	12,603	11,823	12,115	11,975		11,694	12,092	11,916	12,018	11,969	12,124	11,698	10,527	10,961	10,860	10,842	10,330	10,041	10,054	9,830	9,006	8,738	9,251	9,652	9,481	8,890	9,172	9,635	9,842	9,818	9,782	10,000
C000042153
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Fund $
Account Value	$ 19,900	21,196	22,446	21,925	23,539	21,090	21,362	21,247	21,562	19,118	19,653	18,853	20,156	19,499	18,937		19,952	17,716	16,277	17,288	18,180	19,164	17,893	16,307	16,732	17,165	18,361	18,769	16,849		18,046	17,384	15,426	17,109	17,741	16,156	17,724	17,372	18,761	18,961	18,804	20,096	19,253	19,439	18,715	19,031	18,672	19,058	19,244	18,539	18,196	17,052	15,671	14,959	13,860	11,743	11,433	12,002	11,150	10,830	10,465	10,020	8,513	11,866	13,337	14,554	14,103	13,722	13,425	12,629	13,473	13,458	12,494	14,086	13,484	14,054	13,406	11,937	13,435	13,421	14,748	15,057	14,588	14,281	13,985	13,238	13,128	12,916	13,550	13,257	13,366	12,931	12,781	11,770	12,003	12,014		11,577	11,934	11,712	11,709	11,627	11,778	11,250	9,874	10,274	10,143	10,009	9,509	9,505	9,465	9,236	8,443	8,352	9,063	9,657	9,350	8,767	9,227	9,660	10,037	9,964	9,947	10,000
C000126585
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Quality Dividend Growth Fund $
Account Value	$ 19,674	20,862	21,718	21,534	23,537	21,128	21,546	21,326	21,797	19,634	20,283	19,344	20,532	19,654	19,000		19,524	17,427	15,954	16,885	17,639	18,292	17,245	15,745	16,402	16,775	17,810	18,057	16,129		17,175	16,257	14,287	16,015	17,001	15,641	16,982	16,392	17,504	17,462	17,620	18,542	17,471	17,769	17,182	17,738	17,489	17,843	18,284	17,790	17,580	16,680	15,419	15,048	13,927	12,061	11,635	12,043	11,561	11,268	10,867	10,477	9,319	12,081	13,304	14,007	13,787	13,410	13,099	12,387	13,113	13,006	11,967	13,295	12,631	13,153	12,498	11,263	12,631	12,412	13,508	13,718	13,372	13,055	12,817	12,257	12,167	12,079	12,701	12,553	12,680	12,157	12,099	11,236	11,732	11,593		11,349	11,665	11,481	11,521	11,623	11,724	11,421	10,216	10,580	10,506	10,353	9,822	9,591	9,667	9,558	8,752	8,525	8,976	9,504	9,321	8,744	9,139	9,530	9,827	9,764	9,747	10,000
C000247880
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. SmallCap Quality Growth Fund $
Account Value	$ 9,870	10,554	11,395	11,092	11,969	10,662	10,936	10,775	11,069	10,121	10,399	9,915	10,585	10,363	9,907	10,000
C000033617
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Total Dividend Fund $
Account Value	$ 26,931	27,763	27,317	26,440	27,937	26,466	26,552	26,147	25,424	24,399	24,086	23,232	24,226	23,218	22,433		22,265	21,198	19,834	20,352	21,171	21,635	20,899	19,715	20,480	20,231	20,227	20,855	20,161		20,997	19,863	17,881	19,498	20,060	18,943	20,521	20,030	20,952	20,342	20,651	20,958	19,664	19,937	18,869	19,765	19,299	18,924	18,910	18,589	17,949	16,794	16,460	16,615	16,038	14,356	14,710	15,190	14,556	14,055	13,943	13,519	12,116	14,386	15,882	16,198	15,769	15,335	15,090	14,586	14,889	14,691	13,759	14,694	14,212	14,057	13,607	12,627	13,882	13,541	14,225	14,182	13,871	13,385	13,297	13,056	13,027	13,266	13,923	13,483	13,328	12,865	12,673	12,370	12,369	12,190		12,090	12,020	11,977	12,014	11,575	11,500	11,203	10,751	10,978	10,985	11,022	10,713	10,491	10,335	10,284	9,596	9,532	9,863	10,011	10,002	9,275	9,439	10,018	9,914	10,151	10,100	10,000
C000042125
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Value Fund $
Account Value	$ 29,357	30,517	30,898	29,691	31,693	28,465	28,355	27,649	27,031	25,785	26,131	25,045	26,553	24,954	24,036		23,963	22,354	20,598	21,525	22,337	22,636	21,685	19,653	20,285	20,254	21,032	21,576	19,625		20,709	19,477	17,455	19,140	19,606	18,069	20,264	19,764	20,781	20,545	20,653	21,317	20,149	20,742	19,870	20,741	20,139	19,949	19,872	19,456	18,696	17,492	16,725	16,373	15,667	13,635	13,624	13,971	13,442	12,904	12,783	12,107	10,618	13,294	14,792	15,426	15,091	14,498	14,134	13,636	14,191	13,958	13,004	14,309	13,588	13,689	13,164	11,889	13,159	12,847	13,857	13,828	13,441	12,970	12,864	12,670	12,735	12,980	13,535	12,928	12,775	12,165	11,886	11,538	11,536	11,301		11,168	11,067	10,906	10,950	10,572	10,482	10,238	9,662	9,751	9,826	9,815	9,582	9,604	9,580	9,600	9,097	9,074	9,671	9,924	9,930	9,373	9,563	10,168	10,003	10,152	9,894	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,551	33,490	34,086	33,034	33,982	31,926	32,151	31,478	30,749	30,308	29,337	28,018	29,263	28,354	26,901		26,531	25,283	23,123	23,696	24,865	25,307	24,466	22,918	22,812	22,533	21,842	22,374	20,968		22,263	21,120	19,552	21,546	22,406	20,497	22,371	22,405	24,597	23,794	24,466	25,927	24,918	25,257	23,618	24,755	24,059	23,569	22,993	22,885	21,716	20,924	20,334	20,503	19,672	17,599	18,034	18,718	17,438	16,474	16,117	15,310	13,523	15,582	16,968	16,950	16,474	15,874	15,545	15,280	15,565	15,327	14,322	15,296	14,703	14,451	13,978	12,897	14,189	13,906	14,965	14,909	14,412	13,931	13,842	13,497	13,452	13,764	14,289	13,545	13,396	12,999	12,708	12,443	12,404	12,163		12,079	11,927	11,802	11,794	11,355	11,131	10,926	10,511	10,720	10,712	10,698	10,305	10,282	10,105	10,050	9,396	9,399	9,934	10,116	10,082	9,328	9,590	10,204	10,011	10,203	10,071	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,551	33,490	34,086	33,034	33,982	31,926	32,151	31,478	30,749	30,308	29,337	28,018	29,263	28,354	26,901		26,531	25,283	23,123	23,696	24,865	25,307	24,466	22,918	22,812	22,533	21,842	22,374	20,968		22,263	21,120	19,552	21,546	22,406	20,497	22,371	22,405	24,597	23,794	24,466	25,927	24,918	25,257	23,618	24,755	24,059	23,569	22,993	22,885	21,716	20,924	20,334	20,503	19,672	17,599	18,034	18,718	17,438	16,474	16,117	15,310	13,523	15,582	16,968	16,950	16,474	15,874	15,545	15,280	15,565	15,327	14,322	15,296	14,703	14,451	13,978	12,897	14,189	13,906	14,965	14,909	14,412	13,931	13,842	13,497	13,452	13,764	14,289	13,545	13,396	12,999	12,708	12,443	12,404	12,163		12,079	11,927	11,802	11,794	11,355	11,131	10,926	10,511	10,720	10,712	10,698	10,305	10,282	10,105	10,050	9,396	9,399	9,934	10,116	10,082	9,328	9,590	10,204	10,011	10,203	10,071	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597		27,141	25,961	23,789	24,300	25,516	25,929	25,122	23,565	23,463	23,103	22,284	22,842	21,491		22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294		12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597		27,141	25,961	23,789	24,300	25,516	25,929	25,122	23,565	23,463	23,103	22,284	22,842	21,491		22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294		12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155		25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537		21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121		12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155		25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537		21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121		12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 11,677	12,394	12,615	12,226	12,576	11,816	11,899	11,650	11,380	11,217	10,857	10,369	10,830	10,494	9,956	10,000
S&P 500 Equal Weight Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Equal Weight Index
Account Value	$ 21,824	22,588	22,727	21,957	23,425	22,012	22,375	21,864	21,332	20,416	20,509	19,947	20,967	20,072	19,270		19,430	18,183	16,660	17,369	18,298	18,894	18,263	16,955	17,622	17,563	17,719	18,324	17,063		17,905	16,781	15,284	16,838	17,450	16,054	17,719	17,544	18,745	18,273	18,431	19,268	18,144	18,617	17,676	18,372	17,944	17,715	17,690	17,357	16,572	15,640	14,744	14,864	14,255	12,472	12,548	12,874	12,324	11,755	11,572	11,052	9,657	11,772	12,934	13,174	12,818	12,398	12,242	11,873	12,254	12,149	11,298	12,135	11,713	11,610	11,198	10,193	11,290	10,987	11,839	11,823	11,591	11,231	11,125	10,969	10,925	11,028	11,529	11,036	10,907	10,505	10,390	10,095	10,190	10,029	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597		27,141	25,961	23,789	24,300	25,516	25,929	25,122	23,565	23,463	23,103	22,284	22,842	21,491		22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294		12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,535	15,402	15,606	15,183	15,554	14,692	14,826	14,516	14,172	14,002	13,517	12,878	13,427	13,008	12,349		12,145	11,617	10,645	10,873	11,418	11,603	11,241	10,545	10,499	10,338	9,972	10,221	9,617	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155		25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537		21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121		12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155		25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537		21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121		12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155		25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537		21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121		12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 11,614	12,333	12,574	12,189	12,574	11,789	11,876	11,636	11,388	11,180	10,844	10,355	10,832	10,493	9,954	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155		25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537		21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121		12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,551	33,490	34,086	33,034	33,982	31,926	32,151	31,478	30,749	30,308	29,337	28,018	29,263	28,354	26,901		26,531	25,283	23,123	23,696	24,865	25,307	24,466	22,918	22,812	22,533	21,842	22,374	20,968		22,263	21,120	19,552	21,546	22,406	20,497	22,371	22,405	24,597	23,794	24,466	25,927	24,918	25,257	23,618	24,755	24,059	23,569	22,993	22,885	21,716	20,924	20,334	20,503	19,672	17,599	18,034	18,718	17,438	16,474	16,117	15,310	13,523	15,582	16,968	16,950	16,474	15,874	15,545	15,280	15,565	15,327	14,322	15,296	14,703	14,451	13,978	12,897	14,189	13,906	14,965	14,909	14,412	13,931	13,842	13,497	13,452	13,764	14,289	13,545	13,396	12,999	12,708	12,443	12,404	12,163		12,079	11,927	11,802	11,794	11,355	11,131	10,926	10,511	10,720	10,712	10,698	10,305	10,282	10,105	10,050	9,396	9,399	9,934	10,116	10,082	9,328	9,590	10,204	10,011	10,203	10,071	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	23,230	23,893	23,797	22,744	24,414	22,948	23,204	22,886	22,288	21,204	21,406	20,748	21,674	20,642	19,907		19,887	18,843	17,521	18,162	18,891	19,415	18,755	17,587	18,293	18,021	18,104	18,766	17,842		18,591	17,498	15,870	17,396	17,930	16,815	18,425	18,073	19,154	18,628	18,847	19,296	18,151	18,814	17,905	18,551	18,190	18,046	18,255	17,838	17,152	16,199	15,276	15,417	14,848	13,087	13,262	13,596	13,056	12,559	12,643	12,224	10,989	13,254	14,675	14,998	14,596	14,159	13,963	13,482	13,891	13,777	12,854	13,737	13,267	13,183	12,775	11,852	13,111	12,731	13,426	13,400	13,204	12,702	12,670	12,596	12,554	12,779	13,420	12,920	12,734	12,356	12,267	11,914	12,054	11,896		11,705	11,717	11,739	11,859	11,448	11,367	11,090	10,491	10,656	10,678	10,596	10,297	10,209	10,053	9,846	9,184	9,187	9,687	9,900	9,862	9,170	9,456	10,055	10,011	10,215	10,093	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	23,230	23,893	23,797	22,744	24,414	22,948	23,204	22,886	22,288	21,204	21,406	20,748	21,674	20,642	19,907		19,887	18,843	17,521	18,162	18,891	19,415	18,755	17,587	18,293	18,021	18,104	18,766	17,842		18,591	17,498	15,870	17,396	17,930	16,815	18,425	18,073	19,154	18,628	18,847	19,296	18,151	18,814	17,905	18,551	18,190	18,046	18,255	17,838	17,152	16,199	15,276	15,417	14,848	13,087	13,262	13,596	13,056	12,559	12,643	12,224	10,989	13,254	14,675	14,998	14,596	14,159	13,963	13,482	13,891	13,777	12,854	13,737	13,267	13,183	12,775	11,852	13,111	12,731	13,426	13,400	13,204	12,702	12,670	12,596	12,554	12,779	13,420	12,920	12,734	12,356	12,267	11,914	12,054	11,896		11,705	11,717	11,739	11,859	11,448	11,367	11,090	10,491	10,656	10,678	10,596	10,297	10,209	10,053	9,846	9,184	9,187	9,687	9,900	9,862	9,170	9,456	10,055	10,011	10,215	10,093	10,000
WisdomTree U.S. High Dividend Index
Account Value [Line Items]
Account Value	24,537	24,628	23,665	22,961	24,617	23,223	22,829	22,568	21,996	20,352	20,493	19,911	20,589	19,399	19,107		19,370	18,417	17,461	18,136	18,654	19,135	18,286	17,445	18,731	18,690	19,196	19,947	19,326		19,941	18,935	16,822	18,297	18,724	18,056	19,640	18,618	19,089	18,395	18,368	17,831	16,546	16,783	16,424	17,177	16,710	16,520	16,767	16,443	15,971	14,715	14,246	14,417	14,076	12,516	12,728	13,110	12,892	12,568	12,681	12,434	11,276	13,493	14,802	15,231	14,912	14,703	14,562	13,936	14,196	14,096	13,305	14,095	13,884	13,692	13,382	12,381	13,563	13,126	13,574	13,547	13,376	13,009	12,816	12,621	12,561	12,691	13,505	13,313	13,179	12,720	12,665	12,368	12,426	12,261		12,204	12,151	12,189	12,250	11,842	11,873	11,553	11,274	11,613	11,586	11,747	11,533	11,049	10,900	10,838	10,092	9,920	10,029	10,044	10,107	9,330	9,453	9,972	9,875	10,132	10,162	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	23,230	23,893	23,797	22,744	24,414	22,948	23,204	22,886	22,288	21,204	21,406	20,748	21,674	20,642	19,907		19,887	18,843	17,521	18,162	18,891	19,415	18,755	17,587	18,293	18,021	18,104	18,766	17,842		18,591	17,498	15,870	17,396	17,930	16,815	18,425	18,073	19,154	18,628	18,847	19,296	18,151	18,814	17,905	18,551	18,190	18,046	18,255	17,838	17,152	16,199	15,276	15,417	14,848	13,087	13,262	13,596	13,056	12,559	12,643	12,224	10,989	13,254	14,675	14,998	14,596	14,159	13,963	13,482	13,891	13,777	12,854	13,737	13,267	13,183	12,775	11,852	13,111	12,731	13,426	13,400	13,204	12,702	12,670	12,596	12,554	12,779	13,420	12,920	12,734	12,356	12,267	11,914	12,054	11,896		11,705	11,717	11,739	11,859	11,448	11,367	11,090	10,491	10,656	10,678	10,596	10,297	10,209	10,053	9,846	9,184	9,187	9,687	9,900	9,862	9,170	9,456	10,055	10,011	10,215	10,093	10,000
WisdomTree U.S. LargeCap Dividend Index
Account Value [Line Items]
Account Value	28,894	29,748	29,116	28,150	29,629	28,207	28,290	27,844	26,952	26,017	25,551	24,645	25,658	24,634	23,776		23,470	22,462	21,046	21,552	22,404	22,862	22,150	20,965	21,733	21,394	21,192	21,872	21,286		22,117	20,876	18,807	20,514	21,121	19,992	21,609	21,126	22,056	21,349	21,754	22,062	20,658	20,918	19,770	20,755	20,265	19,812	19,733	19,411	18,744	17,524	17,293	17,498	16,920	15,198	15,651	16,146	15,429	14,895	14,797	14,338	12,857	14,899	16,415	16,696	16,233	15,743	15,481	14,979	15,247	15,032	14,048	15,012	14,501	14,296	13,812	12,893	14,155	13,813	14,459	14,362	14,039	13,494	13,432	13,227	13,218	13,531	14,182	13,655	13,480	13,016	12,797	12,512	12,476	12,282		12,208	12,080	12,039	12,058	11,588	11,510	11,212	10,802	11,010	11,015	11,043	10,752	10,531	10,378	10,336	9,670	9,626	9,946	10,072	10,076	9,317	9,475	10,078	9,967	10,218	10,162	10,000
WisdomTree U.S. LargeCap Index
Account Value [Line Items]
Account Value	30,481	32,138	32,561	31,370	32,444	30,555	30,636	30,077	29,425	28,908	28,111	26,985	28,078	26,957	25,729		25,267	24,148	22,358	22,957	23,847	24,317	23,350	21,986	22,136	21,766	21,259	21,844	20,577		21,721	20,504	18,865	20,790	21,530	19,960	21,802	21,584	23,498	22,810	23,480	24,443	23,162	23,510	22,218	23,339	22,702	22,226	21,990	21,669	20,740	19,552	19,026	19,159	18,433	16,423	16,807	17,425	16,368	15,675	15,480	14,811	13,184	15,332	16,854	17,103	16,587	15,954	15,541	15,109	15,503	15,162	14,098	15,250	14,575	14,415	13,975	12,868	14,200	13,996	14,800	14,781	14,348	13,805	13,794	13,542	13,593	13,997	14,539	13,849	13,694	13,216	12,905	12,639	12,556	12,323		12,182	12,041	11,940	11,972	11,450	11,265	11,009	10,436	10,536	10,549	10,459	10,076	10,126	9,971	9,976	9,344	9,314	9,865	10,084	10,055	9,305	9,537	10,157	10,036	10,223	10,126	10,000
Russell Midcap Value Index
Account Value [Line Items]
Account Value	20,833	21,629	22,031	21,282	22,963	21,388	21,661	21,260	20,866	19,677	19,998	19,305	20,371	19,368	18,485		18,822	17,462	15,958	16,789	17,689	18,338	17,573	16,170	16,921	16,920	17,470	18,048	16,699		17,593	16,547	15,119	16,743	17,271	15,903	17,867	17,530	18,638	18,088	18,173	18,983	17,862	18,422	17,490	18,159	17,778	17,669	17,877	17,531	16,722	15,901	14,758	14,792	14,137	12,397	12,283	12,567	12,089	11,543	11,415	10,909	9,624	12,450	13,818	14,092	13,676	13,321	13,250	12,733	13,198	13,090	12,262	13,103	12,685	12,622	12,232	11,091	12,392	12,101	13,041	13,145	12,968	12,625	12,524	12,389	12,328	12,298	12,935	12,645	12,490	12,082	11,985	11,667	11,889	11,734		11,562	11,597	11,576	11,661	11,344	11,156	10,961	10,316	10,572	10,528	10,551	10,122	10,030	9,869	9,661	8,845	8,783	9,297	9,594	9,566	9,016	9,327	9,790	9,803	10,061	9,886	10,000
S&P MidCap 400 Index
Account Value [Line Items]
Account Value	22,465	23,765	24,845	23,924	25,760	23,674	23,842	23,570	23,588	22,294	22,652	21,700	23,090	21,866	20,640		20,999	19,316	17,801	18,805	19,848	20,440	19,630	17,982	18,575	18,722	19,342	19,699	18,035		19,093	17,992	16,279	17,928	18,502	16,691	18,467	18,330	19,733	19,463	19,249	20,744	19,742	20,339	19,209	20,003	19,620	19,553	19,755	19,717	18,867	18,025	16,878	16,627	15,609	13,659	13,369	13,817	13,348	12,760	12,602	11,743	10,284	12,895	14,247	14,629	14,229	13,818	13,664	13,258	13,838	13,676	12,705	13,805	13,272	13,348	12,805	11,592	13,071	12,675	14,013	14,168	13,730	13,492	13,435	12,903	12,936	12,817	13,412	13,037	13,009	12,547	12,270	11,807	11,992	11,887		11,697	11,755	11,657	11,702	11,403	11,215	10,975	10,162	10,441	10,508	10,456	10,025	9,984	9,758	9,640	8,884	8,760	9,289	9,693	9,563	9,053	9,355	9,907	9,894	10,026	9,851	10,000
WisdomTree U.S. MidCap Dividend Index
Account Value [Line Items]
Account Value	23,225	24,073	24,460	23,762	25,736	23,618	23,707	23,235	23,104	21,543	22,032	21,169	22,310	21,037	20,316		20,745	19,236	17,747	18,434	19,246	19,784	18,802	17,323	18,198	18,186	18,991	19,580	18,103		19,110	18,225	16,405	18,040	18,286	16,843	18,670	18,052	18,996	18,683	18,502	18,941	17,928	18,336	17,528	18,069	17,611	17,619	17,990	17,572	16,857	15,724	14,672	14,478	13,835	12,144	11,894	12,324	12,030	11,578	11,397	11,006	9,781	13,289	14,860	15,284	14,910	14,655	14,446	13,795	14,433	14,312	13,350	14,405	14,014	13,965	13,680	12,336	13,651	13,316	14,293	14,397	14,099	13,746	13,523	13,142	13,028	12,958	13,649	13,409	13,257	12,711	12,570	12,164	12,303	12,201		11,991	12,144	12,100	12,120	11,811	11,630	11,455	10,846	11,111	11,099	11,161	10,830	10,618	10,423	10,338	9,486	9,305	9,626	9,838	9,800	9,164	9,364	9,796	9,675	9,927	9,872	10,000
Russell Midcap Value Index
Account Value [Line Items]
Account Value	20,833	21,629	22,031	21,282	22,963	21,388	21,661	21,260	20,866	19,677	19,998	19,305	20,371	19,368	18,485		18,822	17,462	15,958	16,789	17,689	18,338	17,573	16,170	16,921	16,920	17,470	18,048	16,699		17,593	16,547	15,119	16,743	17,271	15,903	17,867	17,530	18,638	18,088	18,173	18,983	17,862	18,422	17,490	18,159	17,778	17,669	17,877	17,531	16,722	15,901	14,758	14,792	14,137	12,397	12,283	12,567	12,089	11,543	11,415	10,909	9,624	12,450	13,818	14,092	13,676	13,321	13,250	12,733	13,198	13,090	12,262	13,103	12,685	12,622	12,232	11,091	12,392	12,101	13,041	13,145	12,968	12,625	12,524	12,389	12,328	12,298	12,935	12,645	12,490	12,082	11,985	11,667	11,889	11,734		11,562	11,597	11,576	11,661	11,344	11,156	10,961	10,316	10,572	10,528	10,551	10,122	10,030	9,869	9,661	8,845	8,783	9,297	9,594	9,566	9,016	9,327	9,790	9,803	10,061	9,886	10,000
S&P MidCap 400 Index
Account Value [Line Items]
Account Value	22,465	23,765	24,845	23,924	25,760	23,674	23,842	23,570	23,588	22,294	22,652	21,700	23,090	21,866	20,640		20,999	19,316	17,801	18,805	19,848	20,440	19,630	17,982	18,575	18,722	19,342	19,699	18,035		19,093	17,992	16,279	17,928	18,502	16,691	18,467	18,330	19,733	19,463	19,249	20,744	19,742	20,339	19,209	20,003	19,620	19,553	19,755	19,717	18,867	18,025	16,878	16,627	15,609	13,659	13,369	13,817	13,348	12,760	12,602	11,743	10,284	12,895	14,247	14,629	14,229	13,818	13,664	13,258	13,838	13,676	12,705	13,805	13,272	13,348	12,805	11,592	13,071	12,675	14,013	14,168	13,730	13,492	13,435	12,903	12,936	12,817	13,412	13,037	13,009	12,547	12,270	11,807	11,992	11,887		11,697	11,755	11,657	11,702	11,403	11,215	10,975	10,162	10,441	10,508	10,456	10,025	9,984	9,758	9,640	8,884	8,760	9,289	9,693	9,563	9,053	9,355	9,907	9,894	10,026	9,851	10,000
WisdomTree U.S. MidCap Index
Account Value [Line Items]
Account Value	22,164	23,235	23,985	23,154	24,957	22,751	22,983	22,727	22,927	21,227	21,782	20,972	22,373	21,202	20,469		20,911	18,979	17,317	18,415	19,471	20,071	19,139	17,208	17,748	17,899	18,971	19,375	17,437		18,521	17,406	15,652	17,367	17,888	16,307	18,340	17,957	19,280	19,150	18,755	19,775	18,659	18,998	18,217	18,754	18,348	18,232	18,656	18,393	17,640	16,602	15,282	15,056	14,172	12,142	11,738	12,143	11,579	11,154	10,959	10,367	8,996	12,265	13,718	14,233	13,921	13,505	13,267	12,776	13,430	13,370	12,377	13,655	13,084	13,357	12,808	11,372	12,798	12,422	13,629	13,906	13,481	13,183	13,043	12,603	12,635	12,620	13,303	12,927	12,830	12,305	12,074	11,570	11,690	11,607		11,320	11,485	11,364	11,338	11,137	10,991	10,746	9,879	10,172	10,168	10,065	9,649	9,786	9,626	9,495	8,757	8,604	9,153	9,617	9,526	8,979	9,334	9,840	9,876	9,982	9,905	10,000
Russell Midcap Growth Index
Account Value [Line Items]
Account Value	11,354	12,263	13,004	12,224	13,034	11,501	11,304	10,939	10,674	10,610	10,435	10,325	10,962	10,706	9,957	10,000
Russell Midcap Index
Account Value [Line Items]
Account Value	11,312	11,861	12,209	11,710	12,597	11,576	11,638	11,385	11,159	10,657	10,728	10,430	11,026	10,567	10,008	10,000
WisdomTree U.S. Quality Growth MidCap Index
Account Value [Line Items]
Account Value	10,315	10,726	11,430	11,000	11,919	10,983	11,105	10,961	11,080	10,567	10,689	10,382	11,248	10,772	9,979	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	26,462	28,042	28,413	27,643	28,318	26,748	26,992	26,428	25,802	25,492	24,609	23,446	24,445	23,683	22,482		22,111	21,150	19,380	19,796	20,787	21,124	20,466	19,198	19,115	18,821	18,154	18,608	17,508		18,579	17,595	16,277	17,929	18,691	17,113	18,653	18,619	20,397	19,667	20,274	21,380	20,463	20,606	19,257	20,196	19,600	19,145	18,709	18,579	17,638	16,898	16,444	16,612	15,997	14,419	14,812	15,398	14,365	13,598	13,333	12,727	11,281	12,870	14,025	14,030	13,619	13,142	12,864	12,627	12,831	12,649	11,816	12,618	12,127	11,896	11,526	10,671	11,730	11,495	12,339	12,269	11,882	11,456	11,385	11,118	11,075	11,364	11,799	11,160	11,037	10,709	10,465	10,253	10,222	10,016	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	25,212	26,774	27,297	26,462	27,296	25,594	25,783	25,260	24,722	24,271	23,542	22,480	23,515	22,780	21,610		21,373	20,297	18,566	19,071	20,025	20,419	19,713	18,453	18,381	18,187	17,714	18,138	16,969		18,024	17,130	15,832	17,450	18,126	16,572	18,085	18,109	19,894	19,269	19,767	21,003	20,207	20,519	19,220	20,123	19,565	19,239	18,776	18,691	17,775	17,160	16,640	16,714	15,994	14,260	14,574	15,125	14,103	13,345	13,047	12,385	10,936	12,680	13,811	13,826	13,438	12,946	12,673	12,454	12,714	12,527	11,705	12,515	12,035	11,861	11,458	10,553	11,636	11,407	12,314	12,293	11,876	11,495	11,420	11,107	11,065	11,291	11,723	11,136	11,026	10,701	10,473	10,223	10,204	10,015	10,000
WisdomTree U.S. Multifactor Index
Account Value [Line Items]
Account Value	22,758	23,372	23,542	22,687	23,955	22,201	22,226	22,127	21,411	20,578	20,650	19,910	20,983	20,170	19,443		18,901	18,144	16,894	17,263	17,618	17,751	17,322	16,228	16,693	16,697	16,857	17,426	16,688		17,508	16,698	15,063	16,353	16,829	15,932	17,336	16,948	17,853	17,445	17,496	18,242	17,061	17,532	16,820	17,559	17,183	16,911	16,881	16,650	16,225	15,549	15,163	15,020	14,352	13,082	13,303	13,768	13,297	12,658	12,397	11,792	10,396	12,323	13,465	13,427	13,246	12,860	12,692	12,517	12,681	12,505	11,847	12,379	12,004	11,983	11,584	10,797	11,970	11,800	12,612	12,676	12,148	11,812	11,698	11,520	11,387	11,357	11,801	11,256	11,136	10,718	10,526	10,285	10,235	10,025	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155		25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537		21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121		12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
WisdomTree U.S. Quality Dividend Growth Index
Account Value [Line Items]
Account Value	32,397	33,735	33,697	32,699	34,361	33,019	33,448	32,905	31,951	31,225	30,276	29,101	30,352	29,403	28,235		27,857	26,612	24,655	25,002	26,341	26,797	26,125	24,452	24,758	24,302	23,696	24,211	23,398		24,440	23,060	20,732	22,537	23,291	21,916	23,406	23,304	24,167	23,549	24,147	24,929	23,316	23,468	22,133	23,391	22,958	22,322	22,157	21,788	21,258	19,881	19,659	19,964	19,388	17,569	18,204	18,569	17,402	16,627	16,310	15,673	14,097	15,773	17,241	17,501	17,126	16,480	16,156	15,683	15,870	15,534	14,518	15,681	15,205	14,941	14,320	13,451	14,811	14,461	15,435	15,245	14,822	14,177	14,194	13,809	13,880	14,305	14,922	14,164	13,953	13,333	12,983	12,665	12,549	12,424		12,325	12,118	11,927	11,859	11,332	11,114	10,972	10,508	10,724	10,745	10,811	10,414	10,330	10,210	10,252	9,584	9,454	9,897	10,111	10,101	9,279	9,460	10,079	9,973	10,183	10,071	10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	16,152	17,638	18,295	17,940	17,783	16,700	16,756	16,294	15,961	16,238	15,212	14,353	14,988	14,729	13,788		13,453	12,882	11,616	11,784	12,462	12,575	12,165	11,386	10,890	10,783	10,093	10,215	9,429	10,000
WisdomTree U.S. Quality Growth Index
Account Value [Line Items]
Account Value	17,641	19,345	20,133	19,753	19,573	18,278	18,293	17,833	17,542	17,937	16,736	15,685	16,437	16,160	15,002		14,612	13,935	12,441	12,669	13,416	13,642	13,167	12,283	11,480	11,314	10,380	10,409	9,350	$ 10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	18,417	19,762	20,879	20,345	22,177	19,985	20,277	20,137	20,442	18,557	18,730	17,835	19,186	18,522	17,531		18,241	16,255	14,906	15,996	16,997	17,892	16,861	15,593	15,739	16,027	16,831	17,120	15,600		16,683	16,302	14,685	16,242	16,581	15,013	16,359	16,334	18,131	17,908	17,719	19,607	19,178	20,012	19,196	19,779	19,346	20,071	19,689	19,649	19,245	19,053	17,935	17,076	15,717	13,271	12,998	13,448	12,730	12,387	11,964	11,233	9,877	12,618	13,778	14,235	13,836	13,289	12,948	12,684	13,343	13,266	12,391	13,435	12,994	13,272	12,616	11,340	12,869	12,668	14,211	14,561	13,959	13,720	13,623	12,843	12,733	12,570	13,077	12,744	12,795	12,437	12,332	11,607	11,757	11,670		11,280	11,515	11,390	11,375	11,160	11,116	10,813	9,728	10,213	10,101	9,925	9,366	9,372	9,166	9,024	8,357	8,357	9,163	9,648	9,344	8,845	9,302	9,925	10,042	9,967	9,745	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	18,033	19,185	19,948	19,547	21,324	19,448	19,757	19,744	20,122	17,936	18,244	17,428	18,615	17,833	17,268		18,090	16,088	14,759	15,695	16,558	17,394	16,174	14,984	15,284	15,675	16,886	17,284	15,779		16,887	16,386	14,554	16,205	16,734	15,257	16,930	16,611	18,008	17,663	17,375	18,451	17,728	18,355	17,681	18,042	17,572	18,224	18,335	17,782	17,429	16,564	15,141	14,385	13,329	11,172	10,786	11,312	10,734	10,517	10,221	9,936	8,845	11,742	13,006	13,747	13,282	12,979	12,672	12,053	12,765	12,745	11,982	13,047	12,572	12,945	12,461	11,232	12,776	12,574	13,810	14,162	13,832	13,592	13,510	12,768	12,550	12,397	13,049	12,890	13,015	12,649	12,632	11,797	12,094	12,018		11,612	11,985	11,938	12,040	11,868	11,953	11,479	10,134	10,479	10,397	10,145	9,625	9,596	9,423	9,228	8,522	8,464	9,073	9,578	9,314	8,820	9,136	9,608	9,880	9,868	9,786	10,000
WisdomTree U.S. SmallCap Dividend Index
Account Value [Line Items]
Account Value	18,444	19,360	19,916	19,722	21,360	19,353	19,601	19,476	19,698	17,606	17,933	17,241	18,263	17,491	17,184		17,896	16,081	14,814	15,509	16,207	16,731	15,697	14,449	15,074	15,446	16,551	16,759	15,287		16,247	15,524	13,677	15,234	16,012	14,853	16,075	15,555	16,649	16,544	16,470	17,102	16,129	16,417	15,849	16,376	16,074	16,286	16,682	16,180	15,769	14,923	13,742	13,455	12,495	10,841	10,539	11,155	10,704	10,489	10,148	10,045	8,877	11,773	13,097	14,016	13,705	13,417	13,221	12,469	13,065	12,968	12,186	13,390	13,053	13,431	12,893	11,600	13,080	12,848	13,885	14,188	13,919	13,709	13,415	12,847	12,602	12,458	13,242	13,264	13,300	12,768	12,675	11,884	12,177	12,033		11,746	12,145	11,964	12,061	12,013	12,166	11,734	10,553	10,986	10,881	10,859	10,346	10,052	10,064	9,841	9,017	8,748	9,259	9,662	9,488	8,894	9,175	9,639	9,846	9,820	9,783	10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	18,417	19,762	20,879	20,345	22,177	19,985	20,277	20,137	20,442	18,557	18,730	17,835	19,186	18,522	17,531		18,241	16,255	14,906	15,996	16,997	17,892	16,861	15,593	15,739	16,027	16,831	17,120	15,600		16,683	16,302	14,685	16,242	16,581	15,013	16,359	16,334	18,131	17,908	17,719	19,607	19,178	20,012	19,196	19,779	19,346	20,071	19,689	19,649	19,245	19,053	17,935	17,076	15,717	13,271	12,998	13,448	12,730	12,387	11,964	11,233	9,877	12,618	13,778	14,235	13,836	13,289	12,948	12,684	13,343	13,266	12,391	13,435	12,994	13,272	12,616	11,340	12,869	12,668	14,211	14,561	13,959	13,720	13,623	12,843	12,733	12,570	13,077	12,744	12,795	12,437	12,332	11,607	11,757	11,670		11,280	11,515	11,390	11,375	11,160	11,116	10,813	9,728	10,213	10,101	9,925	9,366	9,372	9,166	9,024	8,357	8,357	9,163	9,648	9,344	8,845	9,302	9,925	10,042	9,967	9,745	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	18,033	19,185	19,948	19,547	21,324	19,448	19,757	19,744	20,122	17,936	18,244	17,428	18,615	17,833	17,268		18,090	16,088	14,759	15,695	16,558	17,394	16,174	14,984	15,284	15,675	16,886	17,284	15,779		16,887	16,386	14,554	16,205	16,734	15,257	16,930	16,611	18,008	17,663	17,375	18,451	17,728	18,355	17,681	18,042	17,572	18,224	18,335	17,782	17,429	16,564	15,141	14,385	13,329	11,172	10,786	11,312	10,734	10,517	10,221	9,936	8,845	11,742	13,006	13,747	13,282	12,979	12,672	12,053	12,765	12,745	11,982	13,047	12,572	12,945	12,461	11,232	12,776	12,574	13,810	14,162	13,832	13,592	13,510	12,768	12,550	12,397	13,049	12,890	13,015	12,649	12,632	11,797	12,094	12,018		11,612	11,985	11,938	12,040	11,868	11,953	11,479	10,134	10,479	10,397	10,145	9,625	9,596	9,423	9,228	8,522	8,464	9,073	9,578	9,314	8,820	9,136	9,608	9,880	9,868	9,786	10,000
WisdomTree U.S. SmallCap Index
Account Value [Line Items]
Account Value	20,462	21,785	23,063	22,526	24,189	21,662	21,931	21,809	22,131	19,614	20,157	19,332	20,662	19,985	19,404		20,439	18,142	16,658	17,689	18,594	19,581	18,271	16,646	17,071	17,511	18,742	19,156	17,181		18,399	17,719	15,705	17,416	18,060	16,440	18,041	17,679	19,089	19,282	19,127	20,433	19,563	19,748	19,003	19,322	18,951	19,342	19,516	18,795	18,442	17,273	15,882	15,148	14,016	11,867	11,552	12,125	11,262	10,933	10,561	10,111	8,590	11,979	13,466	14,700	14,232	13,848	13,547	12,734	13,588	13,571	12,595	14,200	13,590	14,161	13,503	12,023	13,534	13,514	14,852	15,158	14,683	14,372	14,066	13,315	13,197	12,982	13,618	13,321	13,427	12,985	12,832	11,814	12,045	12,058		11,615	11,975	11,748	11,745	11,662	11,813	11,276	9,891	10,290	10,156	10,020	9,518	9,512	9,472	9,247	8,453	8,364	9,075	9,667	9,358	8,773	9,231	9,660	10,039	9,965	9,947	10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	18,417	19,762	20,879	20,345	22,177	19,985	20,277	20,137	20,442	18,557	18,730	17,835	19,186	18,522	17,531		18,241	16,255	14,906	15,996	16,997	17,892	16,861	15,593	15,739	16,027	16,831	17,120	15,600		16,683	16,302	14,685	16,242	16,581	15,013	16,359	16,334	18,131	17,908	17,719	19,607	19,178	20,012	19,196	19,779	19,346	20,071	19,689	19,649	19,245	19,053	17,935	17,076	15,717	13,271	12,998	13,448	12,730	12,387	11,964	11,233	9,877	12,618	13,778	14,235	13,836	13,289	12,948	12,684	13,343	13,266	12,391	13,435	12,994	13,272	12,616	11,340	12,869	12,668	14,211	14,561	13,959	13,720	13,623	12,843	12,733	12,570	13,077	12,744	12,795	12,437	12,332	11,607	11,757	11,670		11,280	11,515	11,390	11,375	11,160	11,116	10,813	9,728	10,213	10,101	9,925	9,366	9,372	9,166	9,024	8,357	8,357	9,163	9,648	9,344	8,845	9,302	9,925	10,042	9,967	9,745	10,000
WisdomTree U.S. SmallCap Quality Dividend Growth Index
Account Value [Line Items]
Account Value	20,301	21,521	22,400	22,203	24,266	21,777	22,199	21,967	22,444	20,205	20,869	19,895	21,115	20,201	19,521		20,053	17,871	16,354	17,302	18,073	18,738	17,659	16,112	16,782	17,158	18,216	18,466	16,486		17,551	16,607	14,596	16,361	17,366	15,972	17,339	16,729	17,855	17,804	17,957	18,890	17,794	18,092	17,486	18,049	17,790	18,145	18,587	18,078	17,859	16,938	15,655	15,270	14,123	12,228	11,789	12,201	11,705	11,407	10,994	10,596	9,417	12,227	13,465	14,175	13,945	13,558	13,241	12,517	13,248	13,137	12,084	13,419	12,743	13,271	12,605	11,351	12,734	12,510	13,617	13,825	13,472	13,146	12,902	12,336	12,242	12,155	12,778	12,628	12,750	12,223	12,160	11,288	11,783	11,639		11,392	11,706	11,519	11,557	11,657	11,753	11,445	10,234	10,597	10,520	10,362	9,830	9,599	9,675	9,567	8,759	8,531	8,983	9,508	9,325	8,745	9,138	9,529	9,825	9,763	9,747	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	10,522	11,385	12,212	11,838	12,893	11,485	11,639	11,487	11,615	10,736	10,754	10,208	11,059	10,758	9,950	10,000
Russell 2000 Index
Account Value [Line Items]
Account Value	10,428	11,190	11,822	11,520	12,557	11,316	11,482	11,402	11,575	10,508	10,606	10,099	10,864	10,488	9,927	10,000
WisdomTree U.S. Quality Growth SmallCap Index
Account Value [Line Items]
Account Value	9,913	10,599	11,439	11,132	12,010	10,695	10,967	10,803	11,096	10,141	10,418	9,927	10,596	10,369	9,910	$ 10,000
Russell 3000 Value Index
Account Value [Line Items]
Account Value	22,885	23,576	23,528	22,515	24,188	22,702	22,960	22,660	22,120	20,974	21,182	20,515	21,457	20,442	19,719		19,754	18,648	17,327	17,987	18,724	19,268	18,572	17,403	18,082	17,854	18,009	18,653	17,692		18,464	17,410	15,771	17,303	17,836	16,699	18,311	17,963	19,064	18,550	18,735	19,226	18,110	18,770	17,878	18,504	18,136	18,045	18,247	17,821	17,159	16,213	15,256	15,336	14,734	12,947	13,083	13,430	12,888	12,411	12,469	12,059	10,834	13,145	14,554	14,907	14,501	14,073	13,870	13,379	13,809	13,702	12,791	13,687	13,216	13,165	12,752	11,807	13,086	12,719	13,453	13,454	13,249	12,765	12,730	12,605	12,550	12,747	13,389	12,915	12,752	12,374	12,291	11,902	12,054	11,902		11,694	11,734	11,751	11,870	11,477	11,409	11,117	10,460	10,639	10,653	10,558	10,242	10,158	10,001	9,795	9,129	9,127	9,636	9,874	9,817	9,141	9,429	10,018	10,000	10,187	10,069	10,000
WisdomTree U.S. Dividend Index
Account Value [Line Items]
Account Value	27,777	28,633	28,161	27,256	28,788	27,256	27,340	26,916	26,161	25,098	24,771	23,883	24,904	23,865	23,052		22,872	21,766	20,352	20,885	21,722	22,195	21,431	20,213	20,987	20,724	20,714	21,354	20,636		21,492	20,315	18,265	19,929	20,493	19,346	20,960	20,445	21,383	20,759	21,071	21,377	20,046	20,315	19,227	20,139	19,662	19,273	19,252	18,920	18,267	17,086	16,745	16,901	16,302	14,589	14,939	15,428	14,776	14,271	14,149	13,722	12,299	14,586	16,095	16,416	15,981	15,534	15,277	14,752	15,059	14,854	13,904	14,858	14,370	14,211	13,754	12,758	14,029	13,685	14,373	14,328	14,007	13,511	13,419	13,172	13,140	13,376	14,039	13,594	13,435	12,966	12,770	12,459	12,457	12,271		12,168	12,095	12,050	12,084	11,642	11,564	11,261	10,801	11,027	11,033	11,064	10,752	10,527	10,368	10,315	9,618	9,554	9,886	10,034	10,021	9,289	9,450	10,031	9,924	10,159	10,104	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	$ 23,230	$ 23,893	$ 23,797	$ 22,744	$ 24,414	$ 22,948	$ 23,204	$ 22,886	$ 22,288	$ 21,204	$ 21,406	$ 20,748	$ 21,674	$ 20,642	$ 19,907		$ 19,887	$ 18,843	$ 17,521	$ 18,162	$ 18,891	$ 19,415	$ 18,755	$ 17,587	$ 18,293	$ 18,021	$ 18,104	$ 18,766	$ 17,842		$ 18,591	$ 17,498	$ 15,870	$ 17,396	$ 17,930	$ 16,815	$ 18,425	$ 18,073	$ 19,154	$ 18,628	$ 18,847	$ 19,296	$ 18,151	$ 18,814	$ 17,905	$ 18,551	$ 18,190	$ 18,046	$ 18,255	$ 17,838	$ 17,152	$ 16,199	$ 15,276	$ 15,417	$ 14,848	$ 13,087	$ 13,262	$ 13,596	$ 13,056	$ 12,559	$ 12,643	$ 12,224	$ 10,989	$ 13,254	$ 14,675	$ 14,998	$ 14,596	$ 14,159	$ 13,963	$ 13,482	$ 13,891	$ 13,777	$ 12,854	$ 13,737	$ 13,267	$ 13,183	$ 12,775	$ 11,852	$ 13,111	$ 12,731	$ 13,426	$ 13,400	$ 13,204	$ 12,702	$ 12,670	$ 12,596	$ 12,554	$ 12,779	$ 13,420	$ 12,920	$ 12,734	$ 12,356	$ 12,267	$ 11,914	$ 12,054	$ 11,896		$ 11,705	$ 11,717	$ 11,739	$ 11,859	$ 11,448	$ 11,367	$ 11,090	$ 10,491	$ 10,656	$ 10,678	$ 10,596	$ 10,297	$ 10,209	$ 10,053	$ 9,846	$ 9,184	$ 9,187	$ 9,687	$ 9,900	$ 9,862	$ 9,170	$ 9,456	$ 10,055	$ 10,011	$ 10,215	$ 10,093	$ 10,000